Ordinary Shares and Treasury Shares	12 Months Ended
Dec. 31, 2015
Ordinary Shares and Treasury Shares
Ordinary Shares and Treasury Shares

14.Ordinary Shares and Treasury Shares

As of December 31, 2015, the Company was authorized to issue 100,000,000 ordinary shares, at par value of US$0.001 per share, and 49,930,944 and 48,762,903 ordinary shares were issued as of December 31, 2014 and 2015, respectively.

As of December 31, 2015, all the outstanding ordinary shares previously issued to a depository had been cancelled. The sole purpose of such depository is to issue ADSs upon the exercise of options granted pursuant to the 2007 Share Incentive Plan (the “Plan”). These ordinary shares were included in issued and outstanding shares on the Group’s balance sheet and statement of changes in shareholders’ equity although these shares and the related ADSs were not issued to any option holders. The shares issued and held with the depository do not have any shareholder rights and do not have rights to any dividends if and when declared by the Company. Accordingly, these shares held with the depository are accounted for as if they were treasury shares.

In December 2011, the Board of Directors of the Company authorized a share repurchase plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$10,000 from the open market from time to time within one year. In December 2012, the Board of Directors approved another US$10,000 share repurchase plan to authorize the Company to repurchase its own issued and outstanding ADSs from the open market from time to time within one year (“2013 repurchase program”). In November 2013, the Board of Directors approved a twelve-month extension of the 2013 repurchase program. The share repurchase plans do not require the Company to acquire a specific number of shares.

During the year ended December 31, 2013, 2014 and 2015, the Company repurchased 931,593 ADSs, 776,341 ADSs and 56,548 ADSs for total consideration of US$5,359 (approximately RMB33,097), US$4,287 (approximately RMB26,380) and US$278  (approximately RMB1,703) from the open market, respectively. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase. In 2013 and 2014, nil ordinary shares were cancelled while in 2015, 1,249,335 ordinary shares were cancelled. The Company recognized the difference between the repurchase costs and the par value in additional paid-in capital. The remaining 4,145,727 ordinary shares which were repurchased but not cancelled were recorded as treasury shares at purchase cost at the time of repurchase as of December 31, 2015.